Consolidated Balance Sheets - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash	$ 883,715	$ 1,088,066	$ 141,317
Trade receivables	360,126	344,955	142,206
Inventories	995,733	780,037	683,824
Prepaid expenses and current assets	146,802	187,714	163,506
Total current assets	2,386,376	2,400,772	1,130,853
Property and equipment, net	128,560	99,216	112,005
Intangible assets, net	373,502
Deposits	59,400	48,000	49,000
Total Assets	2,947,838	2,547,988	1,291,858
Current liabilities:
Accounts payable	476,175	457,034	1,300,532
Accrued liabilities	208,418	523,702	563,814
Deferred revenue	1,458	2,126	727
Current portion of notes payable		4,537	4,098
Related party note payable			12,500
Convertible notes payable - net of debt discount			455,958
Total current liabilities	686,051	987,399	2,337,629
Notes payable - less current portion and debt discount	365,160	427,756	17,842
Total liabilities	1,051,211	1,415,155	2,355,471
Commitments and contingencies (Note 9)
Stockholders’ (deficit) equity:
Series A convertible preferred stock, $0.0001 par value; 3,000 shares authorized; 50, 300 and 0 shares issued and outstanding at March 31, 2017, December 31, 2016 and 2015, respectively (liquidation value of $125,000 and $750,000 at December 31, 2016 and March 31, 2017)	49,426	245,838
Common stock, $0.0001 par value; 15,000,000 shares authorized; 3,003,451, 2,542,504 and 769,917 shares issued and outstanding at March 31, 2017, December 31, 2016 and 2015, respectively	300	254	77
Additional paid-in capital	15,566,800	13,699,785	6,498,061
Accumulated deficit	(13,719,899)	(12,813,044)	(7,561,751)
Total stockholders’ equity (deficit)	1,896,627	1,132,833	(1,063,613)
Total Liabilities and Stockholders’ Equity (Deficit)	$ 2,947,838	$ 2,547,988	$ 1,291,858